Biological assets	12 Months Ended
Dec. 31, 2020
Agriculture1 [Abstract]
Biological assets	Biological assets
Changes in the Group’s biological assets in 2020 and 2019 were as follows:

	2020
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	38,404	21,484	11,521	3,673	55,354	130,436
Increase due to purchases	—	—	—	580	—	580
Initial recognition and changes in fair value of biological assets (i)	40,843	18,677	12,344	1,256	49,609	122,729
Decrease due to harvest / disposals	(137,204)	(51,673)	(42,641)	(2,760)	(101,967)	(336,245)
Costs incurred during the year	106,889	41,243	32,043	2,003	81,193	263,371
Exchange differences	(1,443)	(669)	(334)	(49)	(12,683)	(15,178)
End of the year	47,489	29,062	12,933	4,703	71,506	165,693

	2019
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	27,347	17,173	10,298	3,094	47,475	105,387
Increase due to purchases	—	—	—	1,080	—	1,080
Initial recognition and changes in fair value of biological assets (i)	29,741	12,215	13,510	13	13,110	68,589
Decrease due to harvest / disposals	(108,732)	(39,331)	(38,828)	(3,452)	(103,551)	(293,894)
Costs incurred during the year	93,715	32,802	26,735	3,035	100,775	257,062
Exchange differences	(3,667)	(1,375)	(194)	(97)	(2,455)	(7,788)
End of the year	38,404	21,484	11,521	3,673	55,354	130,436

(i) Biological asset with a production cycle of more than one year (that is dairy and cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$ 13,600 for the year ended December 31, 2020 (2019: US$ 4,257). In 2020, an amount of US$ 966 (2019: US$ 2,414) was attributable to price changes, and an amount of US$ 12,634 (2019: US$ 1,843) was attributable to physical changes.
(ii) Biological assets that are measured at fair value within level 3 of the hierarchy.

Cost of production as of December 31, 2020:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,739	5,822	4,215	672	9,084	22,532
Depreciation and amortization	40	—	—	—	3,852	3,892
Depreciation of right of use assets	—	—	—	—	27,862	27,862
Fertilizers, agrochemicals and seeds	46,406	9,655	10	—	29,416	85,487
Fuel, lubricants and others	716	534	754	51	2,053	4,108
Maintenance and repairs	1,040	4,451	1,820	229	1,921	9,461
Freights	1,832	453	118	49	—	2,452
Contractors and services	30,819	15,681	—	19	4,951	51,470
Feeding expenses	—	—	13,092	285	—	13,377
Veterinary expenses	—	—	2,395	189	—	2,584
Energy power	51	2,138	863	6	—	3,058
Professional fees	565	1,838	162	4	343	2,912
Other taxes	1,185	100	8	83	51	1,427
Lease expense and similar arrangements	19,694	109	3	2	1,004	20,812
Others	1,802	462	460	9	656	3,389
Subtotal	106,889	41,243	23,900	1,598	81,193	254,823
Own agricultural produce consumed	—	—	8,143	405	—	8,548
Total	106,889	41,243	32,043	2,003	81,193	263,371

Cost of production as of December 31, 2019:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,600	5,192	3,776	582	10,657	22,807
Depreciation and amortization	3	—	—	—	5,465	5,468
Depreciation of right of use assets	—	—	—	—	31,190	31,190
Fertilizers, agrochemicals and seeds	40,767	9,924	—	33	40,355	91,079
Fuel, lubricants and others	886	678	889	77	3,031	5,561
Maintenance and repairs	996	2,648	1,582	253	2,254	7,733
Freights	1,446	318	89	151	—	2,004
Contractors and services	27,782	10,745	3	96	5,161	43,787
Feeding expenses	3	—	10,538	810	—	11,351
Veterinary expenses	—	—	2,020	209	—	2,229
Energy power	69	2,310	979	10	—	3,368
Professional fees	196	74	138	4	214	626
Other taxes	1,182	105	8	96	43	1,434
Lease expense and similar arrangements	14,767	53	3	8	1,417	16,248
Others	3,018	755	307	28	988	5,096
Subtotal	93,715	32,802	20,332	2,357	100,775	249,981
Own agricultural produce consumed	—	—	6,403	678	—	7,081
Total	93,715	32,802	26,735	3,035	100,775	257,062

Biological assets in December 31, 2020 and 2019 were as follows:

	2020	2019
Non-current
Cattle for dairy production (i)	12,600	11,397
Breeding cattle (ii)	2,003	1,783
Other cattle (ii)	122	123
	14,725	13,303
Current
Breeding cattle (iii)	2,578	1,677
Other cattle (iii)	333	214
Sown land – crops (ii)	47,489	38,404
Sown land – rice (ii)	29,062	21,484
Sown land – sugarcane (ii)	71,506	55,354
	150,968	117,133
Total biological assets	165,693	130,436

(i)Classified as bearer and mature biological assets.
(ii)Classified as consumable and immature biological assets.
(iii)Classified as consumable and mature biological assets.
The fair value less estimated point of sale costs of agricultural produce at the point of harvest amounted to US$ 290,844 for the year ended December 31, 2020 (2019: US$ 251,614).

The following table presents the Group´s biological assets that are measured at fair value at December 31, 2020 and 2019 (see Note 18 to see the description of each fair value level):

	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	12,600	—	12,600	—	11,397	—	11,397
Breeding cattle	4,581	—	—	4,581	3,460	—	—	3,460
Other cattle	—	455	—	455	—	337	—	337
Sown land – sugarcane	—	—	71,506	71,506	—	—	55,354	55,354
Sown land – crops	—	—	47,489	47,489	—	—	38,404	38,404
Sown land – rice	—	—	29,062	29,062	—	—	21,484	21,484

There were no transfers between any levels during the year.

The following significant unobservable inputs were used to measure the Group´s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2020	2019
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)	'-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 400-600 US$/ha -Harvest costs: 6.0-12.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha	'-Sugarcane yield: 60-100tn/ha - Sugarcane TRS: 120-140kg of sugar/ton of cane - Maintenance costs: 500-700 US$/ha - Harvest costs: 9.0-15.0 US$/ton of cane - Leasing costs: 12.0-14.4 tn/ha	The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
'- Crops yield: 0.95 – 5.5 tn/ha for Wheat, 2.5 – 11 tn/ha for Corn, 0.8 - 3.8 tn/ha for Soybean, 0.6 - 3 for Sunflower and 2.5 - 3.5 tn/ha for Peanut - Commercial Costs: 6-43 US$/tn for Wheat, 2-51 US$/ton for Corn, 7-59 US$/ton for Soybean, 1-71 US$/ton for Sunflower and 22-31 US$/ha for Peanut - Production Costs: 115-612 US$/ha for Wheat, 198-990 US$/ha for Corn, 159-750 US$/ha for Soybean, 233-641 US$/ha for Sunflower and 695-1400 US$/ha for Peanut

'- Crops yield: 0.95 – 4.69 tn/ha for Wheat, 2.5 – 10  tn/ha for Corn, 1.19 - 3.8 tn/ha for Soybean and 1.6-3 for Sunflower
- Commercial Costs: 6-43 US$/ha for Wheat, 2-51 US$/ha for Corn, 7-59 US$/ha for Soybean and 2-71 US$/ha for Sunflower
- Production Costs: 115-574 US$/ha for Wheat, 198-859 US$/ha for Corn, 159-679 US$/ha for Soybean and 233-641 US$/ha for Sunflower
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	'-Rice yield: 6.5 -7.5 tn/ha -Commercial Costs: 8-16 US$/ha -Production Costs: 750-950 US$/ha	'-Rice yield: 6.5 -7.5 tn/ha -Commercial Costs: 8-12 US$/ha -Production Costs: 750-950 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.

As of December 31, 2020, the impact of a reasonable 10% increase (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s plantations less cost to sell of US$ 14.7 million for sugarcane, US$ 3.7 million for crops and US$ 3.7 million for rice.

As of December 31, 2019, the impact of a reasonable 10% increase (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s plantations less cost to sell of US$ 7.9 million for sugarcane, US$ 2.8 million for crops and US$ 2.0 million for rice.